Risk Management Activities - Maximum Exposure to Credit Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Maximum credit exposure	$ 64	$ 37
Credit risk
Disclosure of credit risk exposure [line items]
Maximum credit exposure	2,621
Credit risk | Trade and other receivables
Disclosure of credit risk exposure [line items]
Maximum credit exposure	$ 1,585
Trade and other receivables | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Maximum credit exposure	$ 4
Trade and other receivables | Investment grade (Per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	87.00%
Trade and other receivables | Non-investment grade (Per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	13.00%
Long-term portion of finance lease receivables | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Maximum credit exposure	$ 129
Long-term portion of finance lease receivables | Investment grade (Per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Long-term portion of finance lease receivables | Non-investment grade (Per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	0.00%
Risk management assets | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Maximum credit exposure	$ 870
Risk management assets | Investment grade (Per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	92.00%
Risk management assets | Non-investment grade (Per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	8.00%
Loan receivable | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Maximum credit exposure	$ 37
Loan receivable | Investment grade (Per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	0.00%
Loan receivable | Non-investment grade (Per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%